Submission	Aug. 27, 2025
Submission [Line Items]
Central Index Key	0001812727
Registrant Name	Reliance Global Group, Inc.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Combined Prospectus Table N/A	N/A